Consolidated Balance Sheet Components - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 2,016	$ 2,936
Other	152	25
Total	$ 2,168	$ 2,961